INVESTMENTS - Marketable Securities - Amortized Cost/Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2017	Nov. 30, 2017	Dec. 31, 2016
Investments
Investments, Fair/Equity Basis	$ 280		$ 207
TMAC
Investments
Ownership interest (as a percent)	28.79%	28.79%	29.00%
Minera La Zanja S.R.L.
Investments
Ownership interest (as a percent)	46.94%		46.94%
Euronimba Ltd
Investments
Ownership interest (as a percent)	45.00%		43.50%
Investments - current | Marketable equity securities
Investments
Cost/Equity Basis	$ 38		$ 33
Unrealized Gain	32		27
Unrealized Loss	(8)		(4)
Fair/Equity Basis - Current Marketable Equity Securities	62		56
Investments - noncurrent
Investments
Investments, Cost/Equity Basis	290		205
Unrealized Gain			2
Unrealized Loss	(10)
Investments, Fair/Equity Basis	280		207
Equity Method Investments	165		183
Investments - noncurrent | TMAC
Investments
Equity Method Investments	115		108
Investments - noncurrent | Minera La Zanja S.R.L.
Investments
Equity Method Investments	50		71
Investments - noncurrent | Euronimba Ltd
Investments
Equity Method Investments			4
Investments - noncurrent | Other investments, at cost
Investments
Other investments, at cost	12		6
Investments - noncurrent | Marketable equity securities
Investments
Cost/Equity Basis	113
Unrealized Loss	(10)
Fair/Equity Basis - Long-Term Marketable Securities	103
Investments - noncurrent | Marketable equity securities | Continental
Investments
Cost/Equity Basis	109
Unrealized Loss	(8)
Fair/Equity Basis - Long-Term Marketable Securities	101
Investments - noncurrent | Other marketable equity securities
Investments
Cost/Equity Basis	4
Unrealized Loss	(2)
Fair/Equity Basis - Long-Term Marketable Securities	2
Investments - noncurrent | Asset-backed commercial paper
Investments
Cost/Equity Basis			16
Unrealized Gain			2
Fair/Equity Basis - Long-Term Marketable Securities			18
Other noncurrent assets
Investments
Non-current restricted investments, Cost/Equity Basis	66		60
Unrealized Gain	1		2
Unrealized Loss	(3)
Non-current restricted investments, Fair/Equity Basis	64		62
Other noncurrent assets | Marketable debt securities
Investments
Non-current restricted investments, Cost/Equity Basis	58		48
Unrealized Gain			1
Unrealized Loss	(3)
Non-current restricted investments, Fair/Equity Basis	55		49
Other noncurrent assets | Other assets
Investments
Non-current restricted investments, Cost/Equity Basis	8		12
Unrealized Gain	1		1
Non-current restricted investments, Fair/Equity Basis	$ 9		$ 13